Subsequent Events	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Subsequent Events	NOTE 5 — SUBSEQUENT EVENTS The Company evaluated the subsequent event through the date of this report and concluded that there is no material reportable subsequent event that needs to be disclosed.
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events			NOTE 11 — SUBSEQUENT EVENTS The Company evaluated the subsequent event through the date of this report, and concluded that there are no material subsequent events that need to be disclosed.
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 9 - Subsequent Events

The Company has evaluated subsequent events through the financial statements were available for issuance and determined that there were no significant unrecognized events through that date other than those noted below.

On July 4, 2025, the Company entered into an extension letter to extend the timeline of the business combination from July 4, 2025 to August 4, 2025. On August 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from August 4, 2025 to September 4, 2025.

On July 7, 2025, the Company received notification that its application to transfer the listing of its Ordinary Shares, , its Units, its Warrants, and its Rights, from The Nasdaq Global Market to The Nasdaq Capital Market (the “Nasdaq Capital Market”) had been approved by the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”). The Ordinary Shares, Units, Warrants and Rights began trading on the Nasdaq Capital Market at the opening of trading on July 11, 2025.

On July 9, 2025, the Company received a letter from Nasdaq confirming that the Company has regained compliance with Listing Rule 5450(a)(2) since Nasdaq approved the transfer to the Nasdaq Capital Market.

Note 9 - Subsequent Events

The Company has evaluated subsequent events through the financial statements were available for issuance and determined that there were no significant unrecognized events through that date other than those noted below.

January 2, 2025, the Company entered into an extension letter to extend the timeline of the business combination from January 4, 2025 to February 4, 2025. On February 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from February 4, 2025 to March 4, 2025. On March 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from March 4, 2025 to April 4, 2025. On April 4, 2025, the Company entered into the extension letters to extend the timeline of the business combination from April 4, 2025 to May 4, 2025.

On March 17, 2025, Dajiang Guo resigned as chief executive officer and director of the Company, effective March 17, 2025. Mr. Guo’s resignation was due to personal reasons and was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.

On March 18, 2025, Mr. Gan Kim Hai was appointed by the board of directors of the Company as chief executive officer and a director of the Company. Mr. Hai was appointed to serve as a Class II director with a term expiring on the Company’s second annual meeting of shareholders.

On April 14, 2025, the Company further amended and restated the promissory notes with Alphamade Holding LP to extend the maturity date to promptly after the date the business combination is consummated.

Subsequent to December 31, 2024, and through the date of this filing, the Company has borrowed an aggregate of $261,293 from HCYC to support its working capital needs.